Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Restricted Cash) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Restricted assets [Line Items]
Restricted assets	$ 1,819	$ 6,023
Deposits for payment of casualty & health insurance claims [Member]
Restricted assets [Line Items]
Restricted assets	1,306	5,690
Other deposits [Member]
Restricted assets [Line Items]
Restricted assets	$ 513	$ 333